UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08229
______________________________________________

UBS Index Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2007

Item 1. Schedule of Investments

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2007 (unaudited)

Common stocks—99.38%
	Number of
Security description	shares	Value ($)

Aerospace & defense—2.76%
Boeing Co.	12,600	1,218,420

General Dynamics Corp.	6,600	518,496

Goodrich Corp.	2,300	145,268

Honeywell International, Inc.	12,300	690,645

L-3 Communications Holdings, Inc.	1,700	167,467

Lockheed Martin Corp.	5,500	545,270

Northrop Grumman Corp.	5,600	441,504

Precision Castparts Corp.	2,000	260,620

Raytheon Co.	7,000	429,380

Rockwell Collins, Inc.	2,600	179,062

United Technologies Corp.	15,700	1,171,691

		5,767,823

Air freight & couriers—0.90%
FedEx Corp.	4,900	537,432

Ryder System, Inc.	1,000	54,750

United Parcel Service, Inc., Class B	17,000	1,289,620

		1,881,802

Airlines—0.10%
Southwest Airlines Co.	13,200	199,452

Auto components—0.21%
Goodyear Tire & Rubber Co.*	2,400	66,384

Johnson Controls, Inc.	3,300	373,230

		439,614

Automobiles—0.25%
Ford Motor Co.[1]	29,900	233,519

General Motors Corp.	9,400	288,956

		522,475

Banks—6.17%
Bank of America Corp.	70,022	3,548,715

Bank of New York Mellon Corp.	18,191	735,462

BB&T Corp.	8,100	321,813

Comerica, Inc.	2,700	150,606

Commerce Bancorp, Inc.	3,200	117,536

Compass Bancshares, Inc.	2,000	130,700

Fifth Third Bancorp	8,300	296,227

First Horizon National Corp.	2,200	67,496

	Number of
Security description	shares	Value ($)

Banks—(concluded)
Hudson City Bancorp, Inc.	7,900	112,338

Huntington Bancshares, Inc.	5,600	96,376

KeyCorp	6,400	213,120

M&T Bank Corp.	1,300	137,644

Marshall & Ilsley Corp.	4,200	183,582

National City Corp.	8,400	226,044

Northern Trust Corp.	3,200	196,672

PNC Financial Services Group	5,100	358,887

Regions Financial Corp.	10,923	341,890

Sovereign Bancorp, Inc.	6,035	109,113

SunTrust Banks, Inc.	5,400	425,250

Synovus Financial Corp.	5,400	149,148

US Bancorp, Inc.	27,500	889,625

Wachovia Corp.	30,448	1,491,343

Washington Mutual, Inc.	14,503	532,550

Wells Fargo & Co.	53,400	1,951,236

Zions Bancorp	1,900	134,140

		12,917,513

Beverages—2.15%
Anheuser-Busch Cos., Inc.	12,000	592,800

Brown-Forman Corp., Class B	1,300	93,028

Coca-Cola Co.	32,000	1,720,960

Coca-Cola Enterprises, Inc.	4,400	104,808

Constellation Brands, Inc., Class A*	3,300	79,794

Molson Coors Brewing Co., Class B	800	71,568

Pepsi Bottling Group, Inc.	2,200	76,098

PepsiCo, Inc.	25,700	1,748,371

		4,487,427

Biotechnology—1.13%
Amgen, Inc.*	17,100	856,881

Biogen Idec, Inc.*	4,200	268,044

Celgene Corp.*	6,300	404,523

Genzyme Corp.*	4,300	268,363

Gilead Sciences, Inc.*	15,400	560,098

		2,357,909

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2007 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Building products—0.13%
American Standard Cos., Inc.	2,900	106,807

Masco Corp.	5,900	153,518

		260,325

Chemicals—1.60%
Air Products & Chemicals, Inc.	3,200	288,032

Dow Chemical Co.	15,600	665,028

Eastman Chemical Co.	1,200	80,112

Ecolab, Inc.	3,200	133,312

E.I. du Pont de Nemours & Co.	14,500	706,875

International Flavors & Fragrances, Inc.	1,100	55,253

Monsanto Co.	8,500	592,790

PPG Industries, Inc.	2,300	168,705

Praxair, Inc.	5,500	416,130

Rohm & Haas Co.	2,600	147,004

Sigma-Aldrich Corp.	2,000	89,600

		3,342,841

Commercial services & supplies—1.26%
Allied Waste Industries, Inc.*	4,000	51,080

Apollo Group, Inc., Class A*	2,300	134,941

Automatic Data Processing, Inc.	8,500	388,790

Avery Dennison Corp.	1,500	89,685

C.H. Robinson Worldwide, Inc.	2,800	137,312

Cintas Corp.	2,200	80,630

Donnelley, R. R. & Sons Co.	3,800	136,116

Equifax, Inc.	2,000	77,040

First Data Corp.	12,400	411,928

Fiserv, Inc.*	2,800	130,256

H&R Block, Inc.	5,200	103,168

Monster Worldwide, Inc.*	2,200	75,240

Paychex, Inc.	5,700	253,251

Pitney Bowes, Inc.	3,500	156,345

Robert Half International, Inc.	2,900	92,626

Waste Management, Inc.	8,600	323,962

		2,642,370

	Number of
Security description	shares	Value ($)

Communications equipment—2.81%
Avaya, Inc.*	7,900	132,957

CIENA Corp.*	1,300	49,244

Cisco Systems, Inc.*	97,200	3,102,624

Corning, Inc.*	25,700	600,609

Juniper Networks, Inc.*	7,700	253,484

Motorola, Inc.	35,800	606,810

Qualcomm, Inc.	26,100	1,041,129

Tellabs, Inc.*	8,000	84,400

		5,871,257

Computers & peripherals—4.33%
Apple Computer, Inc.*	13,900	1,924,872

Dell, Inc.*	35,800	1,011,350

EMC Corp.*	32,800	644,848

Hewlett-Packard Co.	42,100	2,077,635

International Business Machines Corp.	21,700	2,532,173

Lexmark International, Inc.*	1,700	63,342

NCR Corp.*	2,900	144,333

Network Appliance, Inc.*	5,500	153,230

SanDisk Corp.*	3,500	196,210

Sun Microsystems, Inc.*	60,000	321,600

		9,069,593

Construction & engineering—0.10%
Fluor Corp.	1,600	203,440

Construction materials—0.07%
Vulcan Materials Co.	1,600	144,016

Containers & packaging—0.15%
Ball Corp.	1,500	78,570

Pactiv Corp.*	2,300	67,275

Sealed Air Corp.	3,000	79,350

Temple-Inland, Inc.	1,700	93,636

		318,831

Diversified financials—8.28%
American Capital Strategies, Ltd.	2,600	107,354

American Express Co.	19,000	1,113,780

Ameriprise Financial, Inc.	3,560	217,196

Bear Stearns Cos., Inc.	2,000	217,320

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2007 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Diversified financials—(concluded)
Capital One Financial Corp.	6,549	423,458

Charles Schwab Corp.	14,900	295,020

CIT Group, Inc.	3,300	123,981

Citigroup, Inc.	78,000	3,656,640

CME Group, Inc.	900	499,320

Countrywide Financial Corp.	9,800	194,530

Discover Financial Services*	8,500	196,690

E*TRADE Financial Corp.*	7,100	110,618

Federal Home Loan Mortgage Corp.	10,500	646,905

Federal National Mortgage Association	15,700	1,030,077

Fidelity National Information Services, Inc.	2,700	127,980

Franklin Resources, Inc.	2,700	355,779

Goldman Sachs Group, Inc.	6,560	1,154,626

Janus Capital Group, Inc.	3,300	87,747

J.P. Morgan Chase & Co.	54,500	2,426,340

Legg Mason, Inc.	2,100	182,322

Lehman Brothers Holdings, Inc.	8,700	477,021

Merrill Lynch & Co., Inc.	13,700	1,009,690

Moody’s Corp.	3,900	178,815

Morgan Stanley & Co., Inc.	17,000	1,060,290

Principal Financial Group, Inc.	4,300	238,607

SLM Corp.	6,500	326,820

State Street Corp.	6,300	386,568

T. Rowe Price Group, Inc.	4,500	230,940

Western Union Co.	13,200	248,556

		17,324,990

Diversified telecommunication services—3.72%
ALLTEL Corp.	5,300	361,778

AT&T, Inc.	97,415	3,883,936

CenturyTel, Inc.	1,900	91,162

Citizens Communications Co.	6,000	87,060

Embarq Corp.	2,694	168,159

JDS Uniphase Corp.*	3,975	57,876

Qwest Communications International, Inc.*	25,600	229,120

	Number of
Security description	shares	Value ($)

Diversified telecommunication services—(concluded)
Sprint Corp.	47,199	893,005

Verizon Communications	46,100	1,930,668

Windstream Corp.	5,734	81,882

		7,784,646

Electric utilities—2.83%
Allegheny Energy, Inc.*	2,800	144,508

Ameren Corp.	3,500	177,730

American Electric Power Co., Inc.	6,300	280,224

CMS Energy Corp.	4,300	70,176

Consolidated Edison, Inc.	4,300	197,542

Constellation Energy Group, Inc.	3,100	257,114

Dominion Resources, Inc.	4,300	366,274

DTE Energy Co.	2,800	133,868

Edison International, Inc.	4,900	258,279

Entergy Corp.	3,100	321,222

Exelon Corp.	10,400	734,968

FirstEnergy Corp.	4,700	288,768

FPL Group, Inc.	6,500	382,460

PG&E Corp.	5,700	253,650

Pinnacle West Capital Corp.	1,600	63,744

PPL Corp.	6,400	308,864

Progress Energy, Inc.[2]	5,000	192,696

Public Service Enterprise Group, Inc.	4,100	348,459

Southern Co.	11,900	422,331

TECO Energy, Inc.	4,100	64,944

TXU Corp.	7,600	512,240

Xcel Energy, Inc.	6,900	142,209

		5,922,270

Electrical equipment—0.61%
Cooper Industries Ltd., Class A	2,800	143,276

Emerson Electric Co.	12,100	595,683

Molex, Inc.	2,300	60,145

Rockwell Automation, Inc.	2,700	190,242

Tyco Electronics Ltd.*	8,125	283,319

		1,272,665

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2007 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Electronic equipment & instruments—0.43%
Agilent Technologies, Inc.*	6,500	236,600

Jabil Circuit, Inc.	3,400	75,480

PerkinElmer, Inc.	1,700	46,597

Solectron Corp.*	14,900	57,812

Tektronix, Inc.	1,100	35,365

Thermo Electron Corp.*	6,600	357,918

Waters Corp.*	1,600	98,512

		908,284

Energy equipment & services—2.28%
Baker Hughes, Inc.	5,000	419,300

BJ Services Co.	5,100	126,531

ENSCO International, Inc.	2,400	130,128

Halliburton Co.	14,200	491,178

Nabors Industries, Inc.*	4,400	130,196

National-Oilwell Varco, Inc.*	2,700	345,600

Noble Corp.	4,400	215,864

Rowan Cos., Inc.	1,900	71,326

Schlumberger Ltd.	18,700	1,804,550

Smith International, Inc.	3,300	221,133

Transocean Sedco Forex, Inc.*	4,500	472,905

Weatherford International Ltd.*	5,700	332,766

		4,761,477

Food & drug retailing—1.31%
CVS Corp.	24,224	916,152

Kroger Co.	11,600	308,328

Safeway, Inc.	7,100	225,283

SUPERVALU, Inc.	3,537	149,084

Sysco Corp.	10,200	340,476

Walgreen Co.	15,400	694,078

Whole Foods Market, Inc.	2,400	106,224

		2,739,625

Food products—1.44%
Archer-Daniels-Midland Co.	10,500	353,850

Campbell Soup Co.	3,200	120,800

ConAgra Foods, Inc.	8,600	221,106

Dean Foods Co.	2,200	59,092

General Mills, Inc.	5,300	296,164

Heinz, H.J. & Co.	4,800	216,432

	Number of
Security description	shares	Value ($)

Food products—(concluded)
Kellogg Co.	4,100	225,213

Kraft Foods, Inc., Class A	25,274	810,285

McCormick & Co., Inc.	2,400	86,016

Sara Lee Corp.	12,500	207,750

The Hershey Co.	2,100	97,650

Tyson Foods, Inc., Class A	4,900	105,595

Wm. Wrigley Jr. Co.	3,725	216,981

		3,016,934

Gas utilities—0.31%
Integrys Energy Group, Inc.	1,200	60,204

NiSource, Inc.	5,100	96,084

Sempra Energy	4,400	242,132

Spectra Energy Corp.	10,446	242,870

		641,290

Health care equipment & supplies—1.78%
Applera Corp. - Applied Biosystems Group	3,100	97,991

Bausch & Lomb, Inc.	700	44,240

Baxter International, Inc.	10,100	553,076

Becton, Dickinson and Co.	4,000	307,760

Boston Scientific Corp.*	18,515	237,547

C.R. Bard, Inc.	1,700	141,763

Covidien Ltd.*	8,125	323,619

Medtronic, Inc.	18,200	961,688

Millipore Corp.*	800	55,744

Patterson Cos., Inc.*	2,000	73,560

St. Jude Medical, Inc.*	5,700	248,349

Stryker Corp.[1]	5,000	334,000

Varian Medical Systems, Inc.*	1,800	72,702

Zimmer Holdings, Inc.*	3,500	274,155

		3,726,194

Health care providers & services—2.07%
Aetna, Inc.	8,300	422,553

AmerisourceBergen Corp.	3,100	148,335

Cardinal Health, Inc.	6,000	410,280

CIGNA Corp.	4,800	248,064

Coventry Health Care, Inc.*	2,500	143,425

Express Scripts, Inc.*	3,800	208,050

Humana, Inc.*	2,900	185,861

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2007 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Health care providers & services—(concluded)
IMS Health, Inc.	3,300	98,802

Laboratory Corp. of America Holdings*	1,500	116,490

Manor Care, Inc.	1,200	76,668

McKesson Corp.	4,600	263,166

Quest Diagnostics, Inc.	2,400	131,400

Tenet Healthcare Corp.*	8,000	27,120

UnitedHealth Group, Inc.	21,500	1,075,215

WellPoint, Inc.*	9,600	773,664

		4,329,093

Hotels, restaurants & leisure—1.56%
Carnival Corp.	7,200	328,248

Darden Restaurants, Inc.	2,200	91,520

Harrah’s Entertainment, Inc.	2,700	231,579

Hilton Hotels Corp.	6,500	298,675

International Game Technology	5,400	206,118

Marriott International, Inc., Class A	4,700	208,774

McDonald’s Corp.	18,700	920,975

Starbucks Corp.*	11,500	316,825

Starwood Hotels & Resorts Worldwide, Inc., Class B	3,500	213,920

Wendy’s International, Inc.	1,800	59,202

Wyndham Worldwide Corp.*	3,540	112,926

Yum! Brands, Inc.	8,600	281,392

		3,270,154

Household durables—0.50%
Black & Decker Corp.	1,200	104,100

Centex Corp.	1,900	54,929

D.R. Horton, Inc.	4,200	63,462

Fortune Brands, Inc.	2,300	191,107

Harman International Industries, Inc.	1,000	113,390

KB HOME	1,400	42,476

Leggett & Platt, Inc.	2,700	55,080

Lennar Corp., Class A	2,100	59,367

Newell Rubbermaid, Inc.	4,700	121,213

Pulte Homes, Inc.	3,400	56,576

Stanley Works	1,200	68,088

Whirlpool Corp.	1,300	125,333

		1,055,121

	Number of
Security description	shares	Value ($)

Household products—2.10%
Clorox Co.	2,400	143,520

Colgate-Palmolive Co.	8,000	530,560

Kimberly Clark Corp.	6,500	446,485

Procter & Gamble Co.	50,152	3,275,427

		4,395,992

Industrial conglomerates—3.90%
3M Co.	11,500	1,046,385

General Electric Co.	163,100	6,339,697

Reynolds American, Inc.	2,900	191,748

Textron, Inc.	4,000	233,360

Tyco International Ltd.	8,125	358,800

		8,169,990

Insurance—4.43%
ACE Ltd.	4,900	283,024

AFLAC, Inc.	7,800	415,818

Allstate Corp.	9,900	542,025

Ambac Financial Group, Inc.	1,300	81,666

American International Group, Inc.	41,200	2,719,200

AON Corp.	4,800	207,936

Assurant, Inc.	1,400	72,156

Chubb Corp.	6,700	342,571

Cincinnati Financial Corp.	2,965	124,945

Genworth Financial, Inc., Class A	6,100	176,778

Hartford Financial Services Group, Inc.	5,200	462,332

Leucadia National Corp.	2,100	93,198

Lincoln National Corp.	4,445	270,612

Loews Corp.	7,500	352,575

Marsh & McLennan Cos., Inc.	8,800	234,520

MBIA, Inc.	1,900	114,000

Metlife, Inc.	11,900	762,195

MGIC Investment Corp.	1,100	33,176

Progressive Corp.	12,300	250,182

Prudential Financial, Inc.	7,300	655,394

SAFECO Corp.	1,700	98,634

The Travelers Cos., Inc.	10,300	520,562

Torchmark Corp.	1,600	98,496

UnumProvident Corp.	5,500	134,585

XL Capital Ltd., Class A	3,000	228,600

		9,275,180

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2007 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Internet & catalog retail—0.48%
Amazon.com, Inc.*	5,000	399,550

eBay, Inc.*	18,000	613,800

		1,013,350

Internet software & services—1.18%
Akamai Technologies, Inc.*	2,400	77,328

Google, Inc., Class A*	3,415	1,759,579

IAC/InterActiveCorp*	3,200	88,928

VeriSign, Inc.*	3,800	122,360

Yahoo!, Inc.*	18,900	429,597

		2,477,792

IT consulting & services—0.29%
Affiliated Computer Services, Inc.*	1,500	75,045

Cognizant Technology Solutions Corp., Class A*	2,000	147,020

Computer Sciences Corp.*	2,800	156,660

Electronic Data Systems Corp.	8,000	183,120

Unisys Corp.*	7,300	53,801

		615,646

Leisure equipment & products—0.28%
Brunswick Corp.	1,600	40,240

Eastman Kodak Co.	4,400	117,348

Harley-Davidson, Inc.	3,700	199,023

Hasbro, Inc.	3,100	87,451

Mattel, Inc.	6,800	147,084

		591,146

Machinery—1.77%
Caterpillar, Inc.	10,000	757,700

Cummins, Inc.	1,600	189,472

Danaher Corp.	3,800	295,108

Deere & Co.	3,400	462,604

Dover Corp.	3,200	158,080

Eaton Corp.	2,500	235,550

Illinois Tool Works, Inc.	6,900	401,373

Ingersoll Rand Co., Class A	5,000	259,650

ITT Industries, Inc.	2,500	169,975

PACCAR, Inc.	3,850	329,367

Pall Corp.	2,400	91,512

Parker-Hannifin Corp.	2,000	214,940

Terex Corp.*	1,700	135,796

		3,701,127

	Number of
Security description	shares	Value ($)

Media—3.17%
CBS Corp., Class B	11,200	352,912

Clear Channel Communications, Inc.	8,400	312,984

Comcast Corp., Class A*	49,650	1,295,368

E.W. Scripps Co., Class A	1,400	57,540

Gannett Co., Inc.	3,700	173,900

Interpublic Group Cos., Inc.*	7,000	76,650

McGraw-Hill Cos., Inc.	5,900	297,714

New York Times Co., Class A	2,300	50,554

News Corp., Class A	37,100	750,533

Omnicom Group, Inc.	5,400	275,022

The DIRECTV Group, Inc.*	12,700	296,291

Time Warner, Inc.	60,300	1,144,494

Tribune Co.	1,269	34,961

Viacom Inc., Class B*	11,500	453,790

Walt Disney Co.	31,300	1,051,680

		6,624,393

Metals & mining—1.07%
Alcoa, Inc.	13,800	504,114

Allegheny Technologies, Inc.	1,600	159,024

Consol Energy, Inc.	3,000	119,640

Freeport-McMoRan Copper & Gold, Inc., Class B	5,745	502,228

Newmont Mining Corp.	7,400	312,724

Nucor Corp.	5,000	264,500

Peabody Energy Corp.	4,200	178,542

United States Steel Corp.	2,000	188,960

		2,229,732

Multi-line retail—2.02%
Costco Wholesale Corp.	6,700	413,725

Family Dollar Stores, Inc.	2,200	64,416

J.C. Penney Co., Inc. (Holding Co.)	3,500	240,660

Kohl’s Corp.*	5,200	308,360

Macy’s, Inc.	7,712	244,625

Nordstrom, Inc.	3,600	173,160

Sears Holdings Corp.*	1,458	209,310

Target Corp.	13,600	896,648

Wal-Mart Stores, Inc.	38,500	1,679,755

		4,230,659

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2007 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Multi-utilities—0.51%
AES Corp.*	11,400	206,454

Centerpoint Energy, Inc.	4,700	76,234

Duke Energy Corp.	18,492	339,143

Questar Corp.	2,600	129,922

Williams Cos., Inc.	10,100	313,100

		1,064,853

Office electronics—0.11%
Xerox Corp.*	13,700	234,681

Oil & gas—8.43%
Anadarko Petroleum Corp.	7,300	357,554

Apache Corp.	5,000	386,900

Ashland, Inc.	1,100	65,769

Chesapeake Energy Corp.	6,600	212,916

Chevron Corp.	33,763	2,963,041

ConocoPhillips, Inc.	26,021	2,130,860

Devon Energy Corp.	7,300	549,763

El Paso Corp.	11,100	176,157

EOG Resources, Inc.	4,000	269,440

Exxon Mobil Corp.	89,200	7,647,116

Hess Corp.	4,100	251,617

Marathon Oil Corp.	10,860	585,245

Murphy Oil Corp.	3,000	182,820

Occidental Petroleum Corp.	13,300	753,977

Sunoco, Inc.	2,200	160,908

Valero Energy Corp.	8,600	589,186

XTO Energy, Inc.	6,433	349,698

		17,632,967

Paper & forest products—0.27%
International Paper Co.	6,800	238,748

MeadWestvaco Corp.	3,200	101,088

Weyerhaeuser Co.	3,400	231,778

		571,614

Personal products—0.16%
Avon Products, Inc.	7,400	254,190

Estee Lauder Cos., Inc., Class A	1,900	79,021

		333,211

	Number of
Security description	shares	Value ($)

Pharmaceuticals—6.37%
Abbott Laboratories	23,900	1,240,649

Allergan, Inc.	5,200	312,052

Barr Pharmaceuticals, Inc.*	1,700	86,496

Bristol-Myers Squibb Co.	31,200	909,480

Eli Lilly & Co.	15,400	883,190

Forest Laboratories, Inc.*	5,300	199,439

Hospira, Inc.*	2,900	112,085

Johnson & Johnson	46,000	2,842,340

King Pharmaceuticals, Inc.*	4,300	64,629

Medco Health Solutions, Inc.*	4,400	375,980

Merck & Co., Inc.	34,600	1,735,882

Mylan Laboratories, Inc.	3,400	51,340

Pfizer, Inc.	111,900	2,779,596

PharMerica Corp.*	0	8

Schering-Plough Corp.	23,700	711,474

Watson Pharmaceuticals, Inc.*	1,900	56,658

Wyeth	21,100	976,930

		13,338,228

Real estate—1.23%
Apartment Investment & Management Co., Class A	1,700	75,990

Archstone-Smith Trust	3,600	211,680

AvalonBay Communities, Inc.	1,100	125,818

Boston Properties, Inc.	1,900	190,133

CB Richard Ellis Group, Inc., Class A*	2,900	85,608

Developers Diversified Realty Corp.	1,500	80,220

Equity Residential Properties Trust	4,700	189,128

General Growth Properties, Inc.	3,700	183,927

Host Hotels & Resorts, Inc.	7,900	176,091

Kimco Realty Corp.	3,800	162,716

Plum Creek Timber Co., Inc.	3,000	125,790

ProLogis	4,200	252,672

Public Storage, Inc.	2,000	151,560

Simon Property Group, Inc.	3,700	351,204

Vornado Realty Trust	2,000	213,180

		2,575,717

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2007 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Road & rail—0.74%
Burlington Northern Santa Fe, Inc.	5,700	462,555

CSX Corp.	6,600	270,600

Norfolk Southern Corp.	6,400	327,744

Union Pacific Corp.	4,400	490,908

		1,551,807

Semiconductor equipment & products—2.80%
Advanced Micro Devices, Inc.*	7,900	102,700

Altera Corp.	5,700	135,717

Analog Devices, Inc.	5,700	210,216

Applied Materials, Inc.	21,300	454,968

Broadcom Corp., Class A*	7,450	257,025

Intel Corp.	93,200	2,399,900

KLA-Tencor Corp.	3,300	189,651

Linear Technology Corp.	4,000	135,960

LSI Logic Corp.*	11,000	75,790

Maxim Integrated Products, Inc.	5,100	153,051

MEMC Electronic Materials, Inc.*	3,000	184,260

Micron Technology, Inc.*	12,600	144,270

National Semiconductor Corp.	3,500	92,120

Novellus Systems, Inc.*	1,800	49,266

NVIDIA Corp.*	6,200	317,192

QLogic Corp.*	2,800	37,240

Teradyne, Inc.*	2,600	38,714

Texas Instruments, Inc.	22,700	777,248

Xilinx, Inc.	4,000	102,280

		5,857,568

Software—3.26%
Adobe Systems, Inc.*	9,700	414,675

Autodesk, Inc.*	3,900	180,648

BMC Software, Inc.*	3,300	101,046

CA, Inc.	6,700	168,773

Citrix Systems, Inc.*	2,800	101,780

Compuware Corp.*	5,300	42,983

Electronic Arts, Inc.*	4,500	238,230

	Number of
Security description	shares	Value ($)

Software—(concluded)
Intuit, Inc.*	5,700	155,667

Microsoft Corp.	133,912	3,847,292

Novell, Inc.*	4,700	34,968

Oracle Corp.*	63,600	1,289,808

Symantec Corp.*	13,306	250,286

		6,826,156

Specialty retail—1.89%
Abercrombie & Fitch Co., Class A	1,400	110,180

AutoNation, Inc.*	2,576	48,892

AutoZone, Inc.*	800	97,032

Bed, Bath & Beyond, Inc.*	4,700	162,808

Best Buy Co., Inc.	6,800	298,860

Circuit City Stores-Circuit City Group	2,200	23,936

Gap, Inc.	8,400	157,584

Home Depot, Inc.	31,500	1,206,765

Limited Brands	5,800	134,328

Lowe’s Cos., Inc.	24,700	767,182

Office Depot, Inc.*	4,900	119,805

OfficeMax, Inc.	1,400	49,728

RadioShack Corp.	2,600	61,802

Sherwin-Williams Co.	1,800	124,218

Staples, Inc.	10,400	247,000

Tiffany & Co.	2,200	112,926

TJX Cos., Inc.	7,700	234,773

		3,957,819

Textiles & apparel—0.41%
Coach, Inc.*	6,100	271,633

Jones Apparel Group, Inc.	1,700	32,623

Liz Claiborne, Inc.	1,900	64,923

Nike, Inc., Class B	5,700	321,138

Polo Ralph Lauren Corp.	800	60,432

V. F. Corp.	1,300	103,805

		854,554

Tobacco—1.15%
Altria Group, Inc.	33,000	2,290,530

UST, Inc.	2,500	123,200

		2,413,730

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2007 (unaudited)

Common stocks—(concluded)
	Number of
Security description	shares	Value ($)

Trading companies & distributors—0.12%
Genuine Parts Co.	2,700	134,136

W.W. Grainger, Inc.	1,200	109,932

		244,068

Total common stocks (cost—$148,239,177)		207,961,411

	Face
	amount ($)

Short-term US government obligations—0.05%
US Treasury Bills
4.700%, due 12/20/07 (cost—$103,492)[3,4]	105,000	103,492

Repurchase agreement—0.53%
Repurchase agreement dated 08/31/07 with State Street Bank & Trust Co. 4.720%, due 09/04/07, collateralized by $898,018 US Treasury Bonds, 7.500% to 8.750% due 11/15/16 to 08/15/19 (value—$1,118,941); proceeds: $1,097,575 (cost—$1,097,000)	1,097,000	1,097,000

	Number of
	shares

Investments of cash collateral from securities loaned—0.18%
Money market funds[5]—0.18%
AIM Liquid Assets Money Market Portfolio
5.266%	1	1

UBS Private Money Market Fund LLC
5.271%[6]	384,766	384,766

Total money market funds and investments of cash collateral from securities loaned (cost—$384,767)		384,767

Total investments[7,8,9] (cost—$149,824,436)—100.14%		209,546,670

Liabilities in excess of other assets—(0.14)%		(285,660)

Net assets—100.00%		$209,261,010

*	Non-income producing security.

1	Security, or portion thereof, was on loan at August 31, 2007.

2	Includes 800 Contingent Value Obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the board of trustees.

3	Interest rates shown are the discount rates at date of purchase.

4	Entire amount delivered to broker as collateral for futures transactions.

5	Rates shown reflect yield at August 31, 2007.

6	The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended August 31, 2007.
Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three months
	Value at	ended	ended	Value at	ended
Security description	05/31/07 ($)	08/31/07 ($)	08/31/07 ($)	08/31/07 ($)	08/31/07 ($)

UBS Private Money Market Fund LLC	191,482	1,322,048	1,128,764	384,766	64

UBS S&P 500 Index Fund

7	Includes $375,012 of investments in securities on loan, at value.

8	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2007 were $64,758,201 and $5,035,967 respectively, resulting in net unrealized appreciation of investments of $59,722,234.

9	The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the Nasdaq Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Futures contracts

Number of		Expiration		Current	Unrealized
contracts	Buy contracts	date	Cost ($)	value ($)	appreciation ($)

3	S&P 500 Index Futures	September 2007	1,101,665	1,107,525	5,860

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	97.4

Bermuda	0.9

Netherlands Antilles	0.9

Cayman Islands	0.6

Panama	0.2

Total	100.0

For more information rearding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated May 31, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	October 30, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	October 30, 2007